Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Taxes [Line Items]
Total amount of unrecognized tax benefits, if recognized would favorably impact effective tax rate	$ 400,000
Interest and penalties	70,000	$ 70,000
United States
Income Taxes [Line Items]
Non-capital loss carry forwards	$ 36,600,000
United States | Minimum
Income Taxes [Line Items]
Non-capital loss carry forwards, expiration date	Jun. 30, 2026
United States | Maximum
Income Taxes [Line Items]
Non-capital loss carry forwards, expiration date	Jun. 30, 2034
Canada
Income Taxes [Line Items]
Non-capital loss carry forwards	$ 0
State and Local
Income Taxes [Line Items]
Non-capital loss carry forwards	$ 3,500,000
State and Local | Minimum
Income Taxes [Line Items]
Non-capital loss carry forwards, expiration date	Jun. 30, 2023
State and Local | Maximum
Income Taxes [Line Items]
Non-capital loss carry forwards, expiration date	Jun. 30, 2037